CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 4,317.8	$ 4,293.8	$ 4,181.0
Employee costs	635.0	698.2	696.6
Purchase of goods and services	1,728.2	1,712.7	1,703.0
Depreciation and amortization	804.1	751.2	753.3
Financial expenses	277.8	282.9	291.5
Loss on valuation and translation of financial instruments	1.3	0.8	0.9
Restructuring of operations and other items	39.2	28.6	29.1
Income before income taxes	832.2	819.4	706.6
Income taxes:
Current	208.7	107.0	154.9
Deferred	5.5	108.5	12.6
Income taxes	214.2	215.5	167.5
Income from continuing operations	618.0	603.9	539.1
Income from discontinued operations	33.2	97.5	3.8
Net income	651.2	701.4	542.9
Income from continuing operations attributable to
Shareholders	607.8	598.4	536.5
Non-controlling interests	10.2	5.5	2.6
Net income attributable to
Shareholders	641.0	695.9	540.3
Non-controlling interests	$ 10.2	$ 5.5	$ 2.6